Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Restricted Share Grant Activity
Restricted share activity for the year ended December 31, 2019 and the six months ended June 30, 2020 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term
Balance as of January 1, 2019	243,188	$12.98	1.30 years
Granted	174,438	11.06
Vested	(83,045)	14.24
Cancelled	(5,425)	11.06

Balance as of December 31, 2019	329,156	$11.68	1.38 years
Granted	80,794	7.90
Vested	(89,888)	12.25
Forfeited	(2,144)	11.98

Balance as of June 30, 2020	317,918	$10.55	1.43 years

Summary of Stock Option Activity
The movement in the existing share options for the year ended December 31, 2019 and the six months ended June 30, 2020 was as follows:

Options	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value
Balance as of January 1, 2019	343,936	$21.43	—
Granted during the year	6,000	18.95	—

Balance as of December 31, 2019	349,936	21.39	$—
Forfeited during the period	(10,000)	20.82	—

Balance as of June 30, 2020	339,936	21.40	$—